INCOME TAXES (Details Textual) - USD ($)	Dec. 31, 2015	May 27, 2015
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards		$ 5,327,000
Deferred Tax Assets, Gross, Total	$ 986,560
Deferred Tax Assets, Net of Valuation Allowance, Total	0
Deferred Tax Assets, Valuation Allowance	986,560
Domestic Tax Authority [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards	1,802,000
State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards	$ 1,802,000